Note 6 - Investments in Juanicipio - Operations of Associate (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Statement Line Items [Line Items]
MAG's 44% equity pick up	$ (1,884)	$ (227)
Minera Juanicipio, S.A. de C.V. [member]
Statement Line Items [Line Items]
Income for the year before income tax	946	80
Deferred income tax benefit	3,337	436
Income for the year	4,283	516
MAG's 44% equity pick up	$ 1,884	$ 227